Financial Instruments - Summary of Offsetting Risk Management Positions (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Offsetting Of Financial Assets Liabilities [Abstract]
Gross Amount, Risk Management Asset	$ 70	$ 13
Amount Offset, Risk Management Asset	(65)	(8)
Net Amount per Consolidated Financial Statements, Risk Management Asset	5	5
Gross Amount, Risk Management Liabilities	123	10
Amount Offset, Risk Management Liabilities	(65)	(8)
Net Amount per Consolidated Financial Statements, Risk Management Liabilities	58	2
Gross Amount, Risk Management Net	(53)	3
Net Amount per Consolidated Financial Statements, Risk Management Net	$ (53)	$ 3